Cover - shares	12 Months Ended
	Dec. 31, 2024	Mar. 01, 2025
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ASCENTAGE PHARMA GROUP INTERNATIONAL
Entity Central Index Key	0002023311
Entity File Number	333-284064
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	68 Xinqing Road
Entity Address, Address Line Two	Suzhou Industrial Park
Entity Address, City or Town	Suzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares (each representing four ordinary shares, no par value per share)
Trading Symbol	AAPG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		348,266,581
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Thomas J. Knapp
Contact Personnel Email Address	thomas.knapp@ascentage.com
Entity Address, Address Line One	700 King Farm Blvd
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Phone Fax Numbers [Line Items]
City Area Code	(301)
Local Phone Number	520-1026